S000005594 [Member] Annual Fund Operating Expenses - iMGP International Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Component1 Other Expenses	0.36%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	1.25%	[1]

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC (“iM Global” or the “Advisor”), the advisor to the International Fund, has contractually agreed, through April 30, 2027, to waive a portion of its advisory fees so that after paying all of the sub‑advisory fees, the net advisory fee as a percentage of the International Fund’s daily net assets retained by iM Global is 0.40% on the first $1 billion of the International Fund’s assets and 0.30% on assets over $1 billion. This agreement may be terminated at any time by the Board of Trustees (the “Board”) of the Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.